Related Party Transaction (Details) - Huihe Zheng [Member] - USD ($)		3 Months Ended		12 Months Ended
	Oct. 09, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Related party amount			$ 129,056	$ 129,056	$ 244,313
Repayment of related party				$ 812,277
Outstanding principal amount	$ 600,000
Series B [Member]
Related Party Transaction [Line Items]
Shares issued (in Shares)	6,000,000
Purchase price per share (in Dollars per share)	$ 0.1